CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income / (loss)	$ (10,268)	$ (21,205)	$ 54,639
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation and amortization of deferred charges	70,503	64,741	62,010
Amortization of financing costs	519	473	379
Amortization of free lubricants benefit	(129)	(98)	(180)
Compensation cost on restricted stock	7,744	8,203	8,645
Actuarial gain / (loss)	(911)	(30)	306
Change in fair value of derivative instruments	(378)	(616)	(36)
(Income) / loss from investment in Diana Containerships Inc., net of dividends	(12,668)	5,094	2,273
(Increase) / Decrease in:
Receivables	(5,682)	5,889	(1,022)
Due from related parties	(604)	294	(350)
Inventories	(1,354)	(684)	(467)
Prepaid expenses and other assets	(1,091)	345	(2,514)
Prepaid charter revenue	0	5,353	3,056
Other non-current assets	793	(793)
Increase / (Decrease) in:
Accounts payable	2,293	416	(134)
Due to related parties	60	(43)	38
Accrued liabilities, net of accrued preferred dividends	(11)	(479)	533
Deferred revenue	1	451	(5,309)
Other liabilities	554	135	99
Drydock costs	(4,461)	(46)	(2,080)
Net Cash provided by Operating Activities	44,910	67,400	119,886
Cash Flows from Investing Activities:
Payments for vessel acquisitions, improvements and construction	(111,702)	(198,581)	(171,195)
Acquisition of additional interest in Diana Containerships Inc.	(40,000)
Cash dividends from investment in Diana Containerships Inc.	763	4,000	2,835
Loan to Diana Containerships Inc.		(50,000)
Payments for property, plant and equipment	(1,574)	(575)	(1,553)
Net Cash used in Investing Activities	(152,513)	(245,156)	(169,913)
Cash Flows from Financing Activities:
Proceeds from long-term debt	101,500	18,000	118,550
Proceeds from issuance of preferred stock, net of expenses	62,698
Cash dividends on preferred stock	(3,862)
Payments for repurchase of common stock	(25,349)		(6,044)
Financing costs	(527)	(452)	(557)
Loan payments	(48,589)	(45,783)	(31,972)
Net Cash provided by / (used in) Financing Activities	85,871	(28,235)	79,977
Net increase / (decrease) in cash and cash equivalents	(21,732)	(205,991)	29,950
Cash and cash equivalents at beginning of the year	240,633	446,624	416,674
Cash and cash equivalents at end of the year	218,901	240,633	446,624
Cash paid during the year for:
Interest, net of amounts capitalized	$ 8,180	$ 7,169	$ 6,709